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                              RYDEX VARIABLE TRUST

                                REAL ESTATE FUND

                    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE
               RYDEX VARIABLE TRUST PROSPECTUS, DATED MAY 1, 2001,
                        AS SUPPLEMENTED OCTOBER 1, 2001,

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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THE FOLLOWING SENTENCE WILL REPLACE THE FIRST SENTENCE FOLLOWING "DIVIDENDS AND
DISTRIBUTIONS" ON PAGE 54 OF THE PROSPECTUS:

Income dividends and capital gains distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Bond Fund, which declares and pays dividends daily to the insurance company, and the Real Estate Fund, which declares dividends daily and pays them monthly or upon redemption.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE